Note 20 - Revision of Prior Period Financial Statements - Revised Consolidated Financial Statements (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2021
Accrued liabilities					$ 1,902	$ 855
Total current liabilities	$ 2,535		$ 2,535		2,532	2,361
Total liabilities	2,535		2,535		2,532	2,361
Accumulated deficit	(83,299)		(83,299)		(76,624)	(74,021)
Total shareholders’ deficit	2,776	$ (1,028)	2,776	$ (1,028)	109	(2,226)	$ (1,215)	$ (1,729)	$ (3,014)
Research and development expenses	878	392	1,517	712	741	1,299
General and administration expenses	2,992	183	4,183	879	2,196	1,542
Total operating expenses	4,301	670	6,673	1,990	3,576	3,444
Loss before Income Tax	(4,289)	(650)	(6,675)	(1,526)	(2,602)	(3,904)
Net Income (loss)	$ (4,289)	$ (650)	(6,675)	(1,526)	(2,603)	(3,904)
Change in accrued liabilities					1,047	97
Net cash used in operating activities			$ (4,937)	$ (1,662)	$ (2,172)	(2,892)
Previously Reported [Member]
Accrued liabilities						740
Total current liabilities						2,246
Total liabilities						2,246
Accumulated deficit						(73,906)
Total shareholders’ deficit						(2,111)
Research and development expenses						1,272
General and administration expenses						1,454
Total operating expenses						3,329
Loss before Income Tax						(3,789)
Net Income (loss)						(3,789)
Change in accrued liabilities						(18)
Net cash used in operating activities						(2,892)
Revision of Prior Period, Adjustment [Member]
Accrued liabilities						115
Total current liabilities						115
Total liabilities						115
Accumulated deficit						(115)
Total shareholders’ deficit						(115)
Research and development expenses						27
General and administration expenses						88
Total operating expenses						115
Loss before Income Tax						(115)
Net Income (loss)						(115)
Change in accrued liabilities						115
Net cash used in operating activities						$ 0